Status of Restricted Stock Awards and Changes During Years (Detail) (Restricted Stock, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Restricted Stock
Fixed Options
Non-vested restricted stock awards at beginning of year	18,042	11,206
Restricted shares granted	10,000	10,570
Shares vested	(6,536)	(3,734)
Shares forfeited	(1,982)
Non-vested restricted stock awards at end of year	19,524	18,042
Fixed Options
Non-vested restricted stock awards at beginning of year	$ 22.29	$ 20.21
Restricted shares granted	$ 23.39	$ 23.75
Shares vested	$ 21.88	$ 20.21
Shares forfeited	$ 22.62
Non-vested restricted stock awards at end of year	$ 22.95	$ 22.29